Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) - CAD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Detailed Information About Accounts Payable and Accrued Liabilities [Line Items]
Accounts payable	$ 59.8	$ 54.6
Accrued liabilities	74.9	54.3
Wages and accrued vacation payable	69.9	153.0
Accounts Payable and Accrued Liabilities Current	$ 204.6	$ 261.9